VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our consolidated balance sheets, before intercompany eliminations, as of December 31, 2012 and 2011 (dollars in millions):

	December 31,
	2012	2011
Current assets	$163	$140
Property, plant and equipment, net	378	403
Other noncurrent assets	61	61
Deferred income taxes	45	45
Intangible assets	19	23
Goodwill	16	15

Total assets	$682	$687

Current liabilities	$348	$145
Long-term debt	82	269
Deferred income taxes	8	9
Other noncurrent liabilities	102	110

Total liabilities	$540	$533

Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheet

The following table summarizes the fair value of Sasol-Huntsman's assets and liabilities recorded upon initial consolidation in our consolidated balance sheet, before intercompany eliminations (dollars in millions):

April 1, 2011
Current assets	$61
Property, plant and equipment, net	155
Intangible assets	16
Goodwill	17

Total assets	$249

Current liabilities	$23
Long-term debt	93
Deferred income taxes	8
Other noncurrent liabilities	7

Total liabilities	$131